SA JPMorgan Emerging Markets Portfolio Expense Example - SA JPMorgan Emerging Markets Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,587
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,754
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	$ 1,864